Income Taxes (Details) - Schedule of Deferred Tax - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets
Depreciation expense of property, plant and equipment		$ 120,437
Miscellaneous	29,899	54,323
Allowance for doubtful accounts	20,145	27,931
Allowance for inventory	119,038	110,624
Tax loss	228,130
Total	397,212	313,315
Less: valuation allowance
Total deferred tax assets	$ 397,212	$ 313,315